LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5%
	AEROSPACE & DEFENSE - 1.5%
791	AAR Corporation(a)	$ 102,268
1,118	Astronics Corporation(a)	82,363
255	ATI, Inc.(a)	52,071
101	Curtiss-Wright Corporation	58,836
514	Ducommun, Inc.(a)	88,110
171	FTAI Aviation Ltd.	32,507
394	General Dynamics Corporation	146,312
226	General Electric Company	75,870
234	HEICO Corporation	77,489
1,231	Hexcel Corporation	114,077
331	Howmet Aerospace, Inc.	81,078
1,543	Leonardo DRS, Inc.	58,634
593	Mercury Systems, Inc.(a)	51,787
218	Moog, Inc., Class A	80,987
591	National Presto Industries, Inc.	89,661
1,831	Park Aerospace Corporation	59,581
835	RTX Corporation	173,455
1,115	Textron, Inc.	89,824
903	Unusual Machines Inc(a)	21,374
283	Woodward, Inc.	96,169
		1,632,453
	APPAREL & TEXTILE PRODUCTS - 0.3%
2,886	Movado Group, Inc.	97,345
235	Ralph Lauren Corporation	81,522
1,400	Steven Madden Ltd.	60,452
905	Tapestry, Inc.	111,667
		350,986
	ASSET MANAGEMENT - 1.6%
1,429	Acadian Asset Management, Inc.	134,612
297	Affiliated Managers Group, Inc.	109,352
185	Ameriprise Financial, Inc.	102,325
2,036	Artisan Partners Asset Management, Inc., Class A	86,673
1,018	Charles Schwab Corporation (The)	111,797
14,368	Columbia Financial, Inc.	166,959

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	ASSET MANAGEMENT - 1.6% (Continued)
3,793	Franklin Templeton, Inc.	$ 129,531
6,008	GCM Grosvenor, Inc.	82,850
2,766	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	109,395
3,777	Invesco Ltd.	123,810
916	Planet Labs PBC, Class A(a)	18,183
586	Raymond James Financial, Inc.	104,408
1,048	T Rowe Price Group, Inc.	116,621
1,445	Victory Capital Holdings, Inc.	170,525
1,076	Voya Financial, Inc.	109,020
5,807	WisdomTree, Inc.	139,716
		1,815,777
	AUTOMOTIVE - 0.6%
3,448	Aurora Innovation, Inc.(a)	19,412
1,319	BorgWarner, Inc.	84,627
6,269	Ford Motor Company	87,390
1,834	Garrett Motion, Inc.	49,426
1,279	General Motors Company	110,404
560	Lear Corporation	69,994
1,406	Phinia, Inc.	96,227
1,820	QuantumScape Corporation(a)	10,174
2,777	Standard Motor Products, Inc.	104,748
		632,402
	BANKING - 17.9%
1,480	1st Source Corporation	126,732
1,817	ACNB Corporation	118,087
4,951	Alerus Financial Corporation	162,888
2,170	Amalgamated Financial Corporation	104,312
1,326	Ameris Bancorp	111,716
4,105	Arrow Financial Corporation	154,923
3,996	Associated Banc-Corporation	122,318
2,699	Atlantic Union Bankshares Corporation	108,851
969	Axos Financial, Inc.(a)	93,790
7,859	Banc of California, Inc.	146,335
2,720	Banco Latinoamericano de Comercio Exterior S.A., Class E	146,662

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BANKING - 17.9% (Continued)
5,737	Banco Santander S.A. - ADR	$ 83,531
686	Bank First Corporation	103,353
1,352	Bank of Hawaii Corporation	102,657
3,325	Bank of Marin Bancorp	88,379
2,348	Bank of NT Butterfield & Son Ltd. (The)	138,250
2,419	Bank OZK	118,725
2,147	BankUnited, Inc.	97,903
1,142	Banner Corporation	80,100
1,579	Bar Harbor Bankshares	61,944
2,853	BayCom Corporation	85,105
3,477	Beacon Financial Corporation	107,961
840	BOK Financial Corporation	114,307
4,811	Bridgewater Bancshares, Inc.(a)	101,368
1,678	Burke & Herbert Financial Services Corporation	119,658
3,846	Business First Bancshares, Inc.	119,303
3,772	Byline Bancorp, Inc.	143,034
5,075	California BanCorporation	107,996
1,817	Camden National Corporation	102,624
3,484	Capital City Bank Group, Inc.	175,872
5,568	Carter Bankshares, Inc.	173,944
1,902	Cathay General Bancorp	116,421
2,759	Central Pacific Financial Corporation	102,690
819	Citigroup, Inc.	107,797
4,959	Citizens & Northern Corporation	125,661
1,940	Citizens Financial Group, Inc.	133,608
652	Citizens Financial Services, Inc.	52,382
898	City Holding Company	128,369
3,436	Civista Bancshares, Inc.	92,703
2,956	CNB Financial Corporation	99,972
5,171	Colony Bankcorp, Inc.	109,367
3,495	Columbia Banking System, Inc.	103,592
1,231	Community Financial System, Inc.	77,245
1,305	Community Trust Bancorp, Inc.	99,350
5,224	Community West Bancshares	135,458

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BANKING - 17.9% (Continued)
3,649	ConnectOne Bancorp, Inc.	$ 114,725
820	Cullen/Frost Bankers, Inc.	131,913
1,423	Customers Bancorp, Inc.(a)	111,250
5,298	CVB Financial Corporation	117,457
2,275	Dime Community Bancshares, Inc.	91,910
817	East West Bancorp, Inc.	103,645
4,849	Eastern Bankshares, Inc.	106,484
2,449	Enterprise Financial Services Corporation	154,850
1,875	Equity Bancshares, Inc., Class A	92,550
1,123	Esquire Financial Holdings, Inc.	125,462
2,425	Farmers & Merchants Bancorp, Inc.	82,329
9,464	Farmers National Banc Corporation	147,733
1,595	FB Financial Corporation	90,851
1,443	Fidelity D&D Bancorp, Inc.	77,302
2,115	Fifth Third Bancorp	113,724
3,010	Financial Institutions, Inc.	121,965
1,750	First Bancorp	111,003
4,313	First BanCorp	120,246
2,131	First Bancorp, Inc. (The), 228998011	73,008
5,984	First Bank	106,515
4,201	First Busey Corporation	126,450
1,595	First Business Financial Services, Inc.	111,443
5,746	First Commonwealth Financial Corporation	118,942
2,171	First Community Bankshares, Inc.	105,272
3,751	First Financial Bancorp	122,395
1,571	First Financial Corporation	122,978
4,404	First Hawaiian, Inc.	112,786
4,849	First Horizon Corporation	117,928
2,766	First Interstate BancSystem, Inc., Class A	101,816
2,099	First Merchants Corporation	87,046
2,245	First Mid Bancshares, Inc.	111,711
2,171	Five Star Bancorp	99,475
11,012	FNB Corporation	200,748
5,155	Fulton Financial Corporation	120,936

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BANKING - 17.9% (Continued)
1,652	German American Bancorp, Inc.	$ 81,477
2,004	Great Southern Bancorp, Inc.	156,853
1,471	Hancock Whitney Corporation	109,575
3,394	Hanmi Financial Corporation	105,214
3,090	HBT Financial, Inc.	109,633
3,202	Heritage Financial Corporation	91,481
3,237	Hilltop Holdings, Inc.	123,168
206	Hingham Institution for Savings	59,384
1,298	Home Bancorp, Inc.	88,900
5,441	Home BancShares, Inc.	160,292
5,667	HomeStreet, Inc.	89,199
2,097	HomeTrust Bancshares, Inc.	97,385
8,900	Hope Bancorp, Inc.	122,731
5,819	Horizon Bancorp, Inc.	113,005
5,898	Huntington Bancshares, Inc.	98,408
3,414	Hyperliquid Strategies, Inc.(a)	41,822
2,155	Independent Bank Corp	78,636
1,337	Independent Bank Corporation (MA)	108,538
1,320	International Bancshares Corporation	92,611
10,049	Kearny Financial Corporation	99,184
5,514	KeyCorporation	119,158
578	M&T Bank Corporation	135,217
1,873	Mercantile Bank Corporation	111,930
1,470	Merchants Bancorp	77,381
4,263	Metrocity Bankshares, Inc.	148,438
901	Metropolitan Bank Holding Corporation	81,793
3,014	Mid Penn Bancorp, Inc.	109,740
3,186	Midland States Bancorp, Inc.	104,469
2,893	MVB Financial Corporation	87,571
1,639	National Bank Holdings Corporation, Class A	67,674
4,742	NB Bancorp, Inc.	105,889
2,964	NBT Bancorp, Inc.	152,409
601	Nicolet Bankshares, Inc.	101,773
863	Northeast Bank	108,867

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BANKING - 17.9% (Continued)
3,572	Northrim BanCorp, Inc.	$ 91,336
10,717	Northwest Bancshares, Inc.	163,863
4,579	OceanFirst Financial Corporation	86,268
2,230	OFG Bancorp	116,072
4,656	Old National Bancorp	119,100
4,635	Old Second Bancorp, Inc.	116,246
2,504	Orange County Bancorp, Inc.	95,027
2,190	Origin Bancorp, Inc.	116,355
2,396	Orrstown Financial Services, Inc.	99,913
387	Park National Corporation	75,577
1,139	Pathward Financial, Inc.	92,783
2,047	Peapack-Gladstone Financial Corporation	91,378
4,859	Peoples Bancorp, Inc.	191,299
1,529	Peoples Financial Services Corporation	104,996
616	PNC Financial Services Group, Inc. (The)	147,612
853	Popular, Inc.	143,466
1,606	Preferred Bank	164,503
7,876	Primis Financial Corporation	125,228
1,563	Prosperity Bancshares, Inc.	111,848
5,539	Provident Financial Services, Inc.	129,613
971	QCR Holdings, Inc.	96,585
3,717	RBB Bancorp	96,456
1,400	Red River Bancshares, Inc.	140,056
3,989	Regions Financial Corporation	119,191
2,787	Renasant Corporation	114,016
1,534	Republic Bancorp, Inc., Class A	143,444
2,405	S&T Bancorp, Inc.	118,999
2,952	Seacoast Banking Corporation of Florida	100,235
6,079	Shore Bancshares, Inc.	139,574
2,359	Sierra Bancorp	93,464
4,877	Simmons First National Corporation, Class A	110,123
2,306	SmartFinancial, Inc.	116,568
2,304	South Plains Financial, Inc.	100,454
1,801	Southern First Bancshares, Inc.(a)	110,491

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BANKING - 17.9% (Continued)
1,340	Southern Missouri Bancorp, Inc.	$ 98,611
2,932	Southside Bancshares, Inc.	92,534
822	SouthState Bank Corporation	86,220
1,097	Stock Yards Bancorp, Inc.	86,893
1,013	Texas Capital Bancshares, Inc.	98,443
8,689	TFS Financial Corporation	151,797
1,994	Third Coast Bancshares, Inc.(a)	88,932
2,775	Timberland Bancorp, Inc.	126,512
1,399	Tompkins Financial Corporation	135,871
4,621	Towne Bank	171,162
2,479	TriCompany Bancshares	132,329
2,455	TrustCompany Bank Corp NY	139,248
2,301	Trustmark Corporation	105,662
784	UMB Financial Corporation	111,038
2,987	United Bankshares, Inc.	140,777
3,298	United Community Banks, Inc.	114,902
1,583	Unity Bancorp, Inc.	91,861
2,503	Univest Financial Corporation	103,925
2,733	US Bancorp	168,298
7,884	Valley National Bancorp	107,538
3,121	WaFd, Inc.	111,607
2,796	Washington Trust Bancorp, Inc.	109,407
5,007	Waterstone Financial, Inc.	104,947
2,921	WesBanco, Inc.	116,869
3,932	West BanCorp, Inc.	111,079
2,226	Westamerica BanCorporation	129,219
1,226	Wintrust Financial Corporation	184,341
1,447	WSFS Financial Corporation	112,070
1,836	Zions Bancorp NA	122,443
		19,938,570
	BEVERAGES - 0.4%
1,321	Coca-Cola Company (The)	117,133
443	Coca-Cola Consolidated, Inc.	86,638
2,476	Monster Beverage Corporation(a)	113,698

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BEVERAGES - 0.4% (Continued)
1,399	Vita Coco Company, Inc. (The)(a)	$ 82,142
		399,611
	BIOTECH & PHARMA - 5.3%
3,503	Absci Corporation(a)	31,667
2,205	Alkermes PLC(a)	103,613
1,223	Alto Neuroscience, Inc.(a)	43,270
1,856	Alumis, Inc.(a)	40,479
362	Amgen, Inc.	155,616
7,997	Amneal Pharmaceuticals, Inc.(a)	139,707
1,973	Amylyx Pharmaceuticals, Inc.(a)	66,589
1,100	AnaptysBio, Inc.(a)	62,733
1,728	Arcus Biosciences, Inc.(a)	50,596
792	Arrowhead Pharmaceuticals, Inc.(a)	65,253
4,544	Aurinia Pharmaceuticals, Inc.(a)	73,204
528	Axsome Therapeutics, Inc.(a)	104,819
2,019	Bicara Therapeutics, Inc.(a)	46,679
1,107	Bridgebio Pharma, Inc.(a)	84,785
1,581	Bristol-Myers Squibb Company	105,627
794	CG oncology, Inc.(a)	59,677
1,471	Cogent Biosciences, Inc.(a)	51,485
324	Corcept Therapeutics, Inc.(a)	36,725
1,068	Definium Therapeutics, Inc.(a)	42,421
3,408	Design Therapeutics, Inc.(a)	51,427
569	Dianthus Therapeutics, Inc.(a)	60,092
1,443	Edgewise Therapeutics, Inc.(a)	60,274
3,642	Elanco Animal Health, Inc.(a)	87,117
1,305	Enliven Therapeutics, Inc.(a)	75,546
1,275	Eton Pharmaceuticals, Inc.(a)	77,061
1,804	Exelixis, Inc.(a)	98,571
1,056	Gilead Sciences, Inc.	154,534
1,141	Halozyme Therapeutics, Inc.(a)	121,505
1,961	Immunome, Inc.(a)	53,751
1,515	Immunovant, Inc.(a)	61,842
933	Incyte Corporation(a)	114,964

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BIOTECH & PHARMA - 5.3% (Continued)
2,303	Indivior Pharmaceuticals, Inc.(a)	$ 80,444
435	Inhibrx Biosciences, Inc.(a)	55,115
4,304	Innoviva, Inc.(a)	89,394
569	Jazz Pharmaceuticals PLC(a)	142,636
4,176	KemPharm, Inc.(a)	49,026
861	Kiniksa Pharmaceuticals International plc(a)	67,700
1,353	Kodiak Sciences, Inc.(a)	50,535
369	Krystal Biotech, Inc.(a)	132,604
632	Kymera Therapeutics, Inc.(a)	75,088
1,276	LB Pharmaceuticals, Inc.(a)	60,304
252	Ligand Pharmaceuticals, Inc.(a)	71,593
515	Liquidia Corporation(a)	35,108
116	Madrigal Pharmaceuticals, Inc.(a)	62,643
605	MBX Biosciences, Inc.(a)	37,268
5,007	MeiraGTx Holdings PLC(a)	69,147
822	Merck & Company, Inc.	121,459
582	Mirum Pharmaceuticals, Inc.(a)	57,065
326	Moderna, Inc.(a)	45,751
1,550	Monte Rosa Therapeutics, Inc.(a)	21,607
611	Neurocrine Biosciences, Inc.(a)	94,112
2,550	Omeros Corporation(a)	47,915
450	Oruka Therapeutics, Inc.(a)	41,679
291	Palvella Therapeutics, Inc.(a)	44,404
132	Praxis Precision Medicines, Inc.(a)	46,240
794	Protagonist Therapeutics, Inc.(a)	117,314
949	PTC Therapeutics, Inc.(a)	65,993
972	Rapport Therapeutics, Inc.(a)	47,307
2,956	Relay Therapeutics, Inc.(a)	54,331
528	Revolution Medicines, Inc.(a)	108,541
509	Rhythm Pharmaceuticals, Inc.(a)	54,020
2,529	Roivant Sciences Ltd.(a)	87,605
2,461	Royalty Pharma PLC, Class A	151,129
1,085	Scholar Rock Holding Corporation(a)	61,628
1,673	SELLAS Life Sciences Group, Inc.(a)	22,318

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	BIOTECH & PHARMA - 5.3% (Continued)
1,660	Septerna, Inc.(a)	$ 63,329
1,030	Spyre Therapeutics, Inc.(a)	92,010
1,690	Stoke Therapeutics, Inc.(a)	52,728
1,614	Supernus Pharmaceuticals, Inc.(a)	71,355
2,133	Syndax Pharmaceuticals, Inc.(a)	41,146
2,915	Tango Therapeutics, Inc.(a)	66,579
1,028	TG Therapeutics, Inc.(a)	55,820
1,811	Travere Therapeutics, Inc.(a)	120,033
1,447	Tyra Biosciences, Inc.(a)	36,218
226	United Therapeutics Corporation(a)	115,346
1,769	UroGen Pharma Ltd.(a)	76,226
198	Vertex Pharmaceuticals, Inc.(a)	107,815
7,337	Viatris, Inc.	121,134
1,796	Xencor, Inc.(a)	48,968
1,076	Xenon Pharmaceuticals, Inc.(a)	64,797
2,309	Zymeworks, Inc.(a)	67,908
		5,952,064
	CABLE & SATELLITE - 0.0%(b)
432	EchoStar Corporation, Class A(a)	37,342

	CHEMICALS - 1.1%
3,064	Calumet, Inc.(a)	152,373
700	CF Industries Holdings, Inc.	91,021
1,603	Corteva, Inc.	135,662
918	DuPont de Nemours, Inc.	123,598
2,650	Element Solutions, Inc.	94,181
1,013	Ingevity Corporation(a)	70,191
1,193	Intrepid Potash, Inc.(a)	46,133
3,300	Lightwave Logic, Inc.(a)	17,919
572	Materion Corporation	135,038
97	NewMarket Corporation	87,077
1,409	Oil-Dri Corp of America	126,782
2,196	Perimeter Solutions, Inc.(a)	66,978
4,892	Rayonier Advanced Materials, Inc.(a)	42,022

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	CHEMICALS - 1.1% (Continued)
660	Sensient Technologies Corporation	$ 89,060
		1,278,035
	COMMERCIAL SUPPORT SERVICES - 1.1%
1,978	Aramark	111,381
694	Cimpress plc(a)	61,842
399	Clean Harbors, Inc.(a)	125,786
3,155	CoreCivic, Inc.(a)	104,809
5,773	Ennis, Inc.	123,196
1,704	Enviri Corporation(a)	37,965
3,003	First Advantage Corporation(a)	63,123
4,806	Healthcare Services Group, Inc.(a)	105,684
517	Innodata, Inc.(a)	29,169
1,038	Korn Ferry	88,801
3,063	Target Hospitality Corporation(a)	56,727
294	UniFirst Corporation	81,320
1,791	Viad Corporation(a)	85,968
535	Waste Management, Inc.	117,122
		1,192,893
	CONSTRUCTION MATERIALS - 0.1%
656	Northwest Pipe Company(a)	72,108

	CONSUMER SERVICES - 0.4%
131	Graham Holdings Company, Class B	147,884
2,503	Laureate Education, Inc., ClassA(a)	93,938
2,251	Perdoceo Education Corporation	74,823
1,278	Service Corporation International	104,336
		420,981
	CONTAINERS & PACKAGING - 0.7%
1,056	Crown Holdings, Inc.	122,908
1,932	Greif, Inc., Class A	159,873
831	Greif, Inc., Class B	87,787
2,770	Myers Industries, Inc.	88,889
352	Packaging Corporation of America	82,347
1,634	Sonoco Products Company	90,115

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	CONTAINERS & PACKAGING - 0.7% (Continued)
2,633	TriMas Corporation	$ 102,108
		734,027
	DATA CENTER REIT - 0.2%
629	Digital Realty Trust, Inc.	116,736
117	Equinix, Inc.	122,466
		239,202
	DIVERSIFIED INDUSTRIALS - 0.5%
610	3M Company	104,816
651	Dover Corporation	126,444
530	Emerson Electric Company	80,793
374	Illinois Tool Works, Inc.	102,988
444	ITT, Inc.	88,929
		503,970
	E-COMMERCE DISCRETIONARY - 0.2%
1,020	eBay, Inc.	105,631
669	Etsy, Inc.(a)	54,410
2,281	Liquidity Services, Inc.(a)	95,072
		255,113
	ELECTRIC UTILITIES - 4.2%
3,522	Alliant Energy Corporation	239,425
2,147	Ameren Corporation	227,602
961	American Electric Power Company, Inc.	117,655
5,506	Avista Corporation	204,603
1,542	Black Hills Corporation	110,531
2,342	Brookfield Renewable Corporation	75,295
5,516	CenterPoint Energy, Inc.	218,434
3,825	Clearway Energy, Inc., Class C	121,444
2,982	CMS Energy Corporation	202,955
1,114	Consolidated Edison, Inc.	119,220
3,196	Dominion Energy, Inc.	210,968
958	DTE Energy Company	129,934
1,168	Duke Energy Corporation	140,055
1,422	Edison International	76,760
1,488	Entergy Corporation	158,189

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
1,673	Evergy, Inc.	$ 135,546
1,580	Eversource Energy	110,821
4,366	Exelon Corporation	190,882
2,582	FirstEnergy Corporation	118,411
851	IDACORP, Inc.	115,872
1,976	NextEra Energy, Inc.	162,704
1,806	Northwestern Energy Group, Inc.	124,903
2,610	OGE Energy Corporation	119,094
1,276	Pinnacle West Capital Corporation	124,589
3,904	Portland General Electric Company	190,749
3,447	PPL Corporation	117,646
1,346	Public Service Enterprise Group, Inc.	98,702
1,872	Sempra	152,942
2,573	Southern Company (The)	226,424
307	Vistra Corporation	42,173
1,162	WEC Energy Group, Inc.	123,370
2,872	Xcel Energy, Inc.	217,382
		4,725,280
	ELECTRICAL EQUIPMENT - 2.3%
365	AAON, Inc.	27,729
215	Acuity, Inc.	71,335
132	Advanced Energy Industries, Inc.	36,546
650	Allient, Inc.	61,107
741	AMETEK, Inc.	174,260
455	Amphenol Corporation, A	72,140
99	Argan, Inc.	42,074
370	Bel Fuse, Inc., Class B	92,232
142	Bloom Energy Corporation, Class A(a)	29,295
250	BWX Technologies, Inc.	38,073
1,332	Cognex Corporation	81,199
278	Eaton Corp plc	111,723
385	ESCO Technologies, Inc.	105,117
74	GE Vernova, Inc.	66,491
306	Generac Holdings, Inc.(a)	56,726

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	ELECTRICAL EQUIPMENT - 2.3% (Continued)
5,122	Hayward Holdings, Inc.(a)	$ 71,964
280	Honeywell International, Inc.	59,682
222	Hubbell, Inc.	100,566
854	Johnson Controls International plc	118,057
219	Keysight Technologies, Inc.(a)	70,671
261	Littelfuse, Inc.	107,579
2,956	LSI Industries, Inc.	57,908
1,603	Mirion Technologies, Inc.(a)	24,157
167	Modine Manufacturing Company(a)	29,798
367	Nextpower, Inc., Class A(a)	30,105
620	nLight, Inc.(a)	26,207
692	nVent Electric PLC	104,319
209	OSI Systems, Inc.(a)	43,453
195	Powell Industries, Inc.	35,047
142	Preformed Line Products Company	56,921
1,214	Ralliant Corporation	74,940
352	Rockwell Automation, Inc.	149,399
1,533	Sensata Technologies Holding PLC	62,899
384	SPX Technologies, Inc.(a)	75,552
211	Trane Technologies PLC	93,768
160	Vertiv Holdings Company, Class A	41,395
		2,500,434
	ENGINEERING & CONSTRUCTION - 0.5%
31	Comfort Systems USA, Inc.	47,914
462	Construction Partners, Inc., Class A(a)	49,064
86	EMCOR Group, Inc.	63,170
350	Everus Construction Group, Inc.(a)	40,296
1,006	Frontdoor, Inc.(a)	81,355
869	Granite Construction, Inc.	104,767
242	IES Holdings, Inc.(a)	73,326
164	MYR Group, Inc.(a)	47,793
852	Tutor Perini Corporation	75,419
		583,104

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	ENTERTAINMENT CONTENT - 0.4%
823	Liberty Live Holdings, Inc.(a)	$ 81,872
773	Liberty Live Holdings, Inc. - Series C(a)	80,021
4,907	Lionsgate Studios Corporation(a)	55,596
783	Sphere Entertainment Company(a)	106,723
1,971	Starz Entertainment Corporation(a)	52,182
3,377	Warner Bros Discovery, Inc.(a)	96,346
		472,740
	FOOD - 0.4%
1,114	Darling Ingredients, Inc.(a)	73,825
674	J M Smucker Company (The)	88,402
525	Seneca Foods Corporation, Class A(a)	104,102
4,791	Tejon Ranch Company(a)	77,039
1	Tootsie Roll Industries, Inc.	22
1,785	Tyson Foods, Inc., Class A	98,425
		441,815
	GAS & WATER UTILITIES - 1.3%
1,438	American States Water Company	128,399
835	Atmos Energy Corporation	138,719
859	Chesapeake Utilities Corporation	114,711
2,607	Essential Utilities, Inc.	107,330
8,510	MDU Resources Group, Inc.	169,518
2,826	New Jersey Resources Corporation	150,739
3,506	NiSource, Inc.	143,466
2,099	Northwest Natural Holding Company	102,998
1,595	ONE Gas, Inc.	126,436
1,516	Southwest Gas Holdings, Inc.	133,908
1,271	Spire, Inc.	104,019
		1,420,243
	HEALTH CARE FACILITIES & SERVICES - 1.9%
5,216	Aveanna Healthcare Holdings, Inc.(a)	69,999
2,022	BrightSpring Health Services, Inc.(a)	118,085
480	Cardinal Health, Inc.	112,618
249	Charles River Laboratories International, Inc.(a)	71,772
3,790	Concentra Group Holdings Parent, Inc.	127,875

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.9% (Continued)
1,181	CVS Health Corporation	$ 110,908
1,211	Guardian Pharmacy Services, Inc., Class A(a)	44,916
1,211	Henry Schein, Inc.(a)	108,748
276	IQVIA Holdings, Inc.(a)	72,088
767	Labcorp Holdings, Inc.	255,149
7,237	LifeStance Health Group, Inc.(a)	89,449
102	Medpace Holdings, Inc.(a)	60,587
698	National HealthCare Corporation	151,138
1,194	PACS Group Inc(a)	50,518
3,559	Pediatrix Medical Group, Inc.(a)	93,353
1,811	Pennant Group, Inc. (The)(a)	66,572
1,036	Quest Diagnostics, Inc.	248,951
760	RadNet, Inc.(a)	57,623
1,430	Sonida Senior Living, Inc.(a)	53,625
4,362	Sotera Health Company(a)	82,442
269	Tenet Healthcare Corporation(a)	71,530
		2,117,946
	HEALTH CARE REIT - 1.3%
2,267	American Healthcare REIT, Inc.	125,161
3,563	CareTrust REIT, Inc.	138,779
9,392	Healthcare Realty Trust, Inc.	178,824
3,970	Healthpeak Properties, Inc.	82,655
2,354	Janus Living, Inc.	70,032
4,622	LTC Properties, Inc.	186,359
2,613	Omega Healthcare Investors, Inc.	119,466
6,259	Sabra Health Care REIT, Inc.	127,621
2,436	Universal Health Realty Income Trust	99,827
1,498	Ventas, Inc.	136,573
550	Welltower, Inc.	129,932
		1,395,229
	HOME & OFFICE PRODUCTS - 0.1%
493	SharkNinja, Inc.(a)	94,898

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	HOME CONSTRUCTION - 0.1%
752	Griffon Corporation	$ 73,237
2,343	Interface, Inc.	88,847
		162,084
	HOTEL REIT - 1.0%
7,954	Apple Hospitality REIT, Inc.	126,866
9,294	Chatham Lodging Trust	121,101
9,772	DiamondRock Hospitality Company	120,293
5,630	Host Hotels & Resorts, Inc.	123,466
6,341	Park Hotels & Resorts, Inc.	97,017
5,852	Pebblebrook Hotel Trust	106,038
9,453	RLJ Lodging Trust	104,361
919	Ryman Hospitality Properties, Inc.	116,492
10,797	Sunstone Hotel Investors, Inc.	120,602
6,115	Xenia Hotels & Resorts, Inc.	114,656
		1,150,892
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
834	AZZ, Inc.	114,391
2,336	Core Molding Technologies, Inc.(a)	58,517
217	Enpro, Inc.	64,280
1,402	Mueller Industries, Inc.	87,499
1,614	Proto Labs, Inc.(a)	129,217
145	RBC Bearings, Inc.(a)	71,668
354	Standex International Corporation	102,540
1,169	Timken Company (The)	140,805
220	Valmont Industries, Inc.	103,325
919	Xometry, Inc., Class A(a)	85,182
		957,424
	INDUSTRIAL REIT - 0.7%
796	EastGroup Properties, Inc.	158,802
3,193	First Industrial Realty Trust, Inc.	197,584
1,138	Prologis, Inc.	159,229
4,399	STAG Industrial, Inc.	163,863
1,669	Terreno Realty Corporation	110,504
		789,982

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,669	API Group Corporation(a)	$ 65,508
392	Applied Industrial Technologies, Inc.	127,001
7,435	Custom Truck One Source, Inc.(a)	68,476
510	DXP Enterprises, Inc.(a)	95,742
1,839	Fastenal Company	90,681
1,023	MSC Industrial Direct Company, Inc., Class A	121,615
6,443	NPK International, Inc.(a)	85,563
1,281	Rush Enterprises, Inc., Class A	98,419
282	VSE Corporation	58,848
288	WESCO International, Inc.	98,035
		909,888
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
3,868	Amerant Bancorp, Inc.	111,050
843	Bank of New York Mellon Corporation (The)	135,959
7,010	BGC Group, Inc., Class A	84,190
249	Evercore, Inc., Class A	71,321
103	Goldman Sachs Group, Inc. (The)	105,668
1,377	Interactive Brokers Group, Inc., Class A	133,968
1,202	Marex Group Ltd.	87,121
504	Morgan Stanley	107,513
793	Northern Trust Corporation	147,149
1,684	Piper Sandler Cos	126,401
1,226	SEI Investments Company	136,061
1,124	State Street Corporation	215,112
1,629	StoneX Group, Inc.(a)	111,554
1,734	Virtu Financial, Inc., Class A	113,820
		1,686,887
	INSURANCE - 5.3%
2,302	Aflac, Inc.	266,686
605	Allstate Corporation (The)	155,969
843	American Financial Group, Inc.	120,170
1,485	American International Group, Inc.	113,395
672	Assurant, Inc.	189,410
1,685	Axis Capital Holdings Ltd.	166,444

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	INSURANCE - 5.3% (Continued)
419	Chubb Ltd.	$ 141,873
1,203	Cincinnati Financial Corporation	204,390
2,321	CNA Financial Corporation	112,731
3,303	CNO Financial Group, Inc.	180,971
9,126	Donegal Group, Inc., Class A	174,489
2,245	Employers Holdings, Inc.	110,207
5,104	Fidelis Insurance Holdings Ltd.	124,589
11,842	Genworth Financial, Inc., Class A(a)	117,709
1,354	Globe Life, Inc.	233,795
6,454	Greenlight Capital Re Ltd., Class A(a)	97,843
3,683	Hamilton Insurance Group Ltd., Class B	129,494
1,074	Hanover Insurance Group, Inc. (The)	242,841
1,032	Hartford Insurance Group, Inc. (The)	141,776
489	HCI Group, Inc.	90,822
2,098	Heritage Insurance Holdings, Inc.(a)	70,535
1,875	Hippo Holdings, Inc.(a)	61,631
4,310	Horace Mann Educators Corporation	219,336
902	Jackson Financial, Inc.	120,354
1,937	Lincoln National Corporation	82,497
1,365	Loews Corporation	147,816
1,037	Mercury General Corporation	105,733
1,440	MetLife, Inc.	137,045
1,443	Neptune Insurance Holdings, Inc.(a)	48,066
2,735	NMI Holdings, Inc., Class A(a)	121,297
3,041	Old Republic International Corporation	126,901
369	Primerica, Inc.	106,143
1,494	Principal Financial Group, Inc.	164,579
1,063	Prudential Financial, Inc.	125,009
467	Reinsurance Group of America, Inc.	114,901
342	RenaissanceRe Holdings Ltd.	112,053
5,047	SiriusPoint Ltd.(a)	122,087
1,063	Skyward Specialty Insurance Group, Inc.(a)	61,027
2,613	Slide Insurance Holdings, Inc.	60,752
533	Travelers Companies, Inc. (The)	195,041

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	INSURANCE - 5.3% (Continued)
2,302	United Fire Group, Inc.	$ 124,009
2,971	Universal Insurance Holdings, Inc.	127,694
1,799	Unum Group	167,703
269	Willis Towers Watson PLC	91,070
		5,928,883
	INTERNET MEDIA & SERVICES - 0.3%
471	Airbnb, Inc., Class A(a)	86,297
226	Expedia Group, Inc.	71,669
631	Roku, Inc.(a)	99,023
322	VeriSign, Inc.	92,826
		349,815
	LEISURE FACILITIES & SERVICES - 3.0%
7,435	Accel Entertainment, Inc.(a)	86,543
2,478	Atlanta Braves Holdings, Inc., Class C(a)	122,859
2,506	Atlanta Braves Holdings, Inc., Series A(a)	137,855
1,585	BJ's Restaurants, Inc.(a)	100,790
1,520	Boyd Gaming Corporation	117,937
326	Brinker International, Inc.(a)	74,491
1,064	Cheesecake Factory, Inc. (The)	116,497
1,874	Cinemark Holdings, Inc.	66,733
389	Darden Restaurants, Inc.	83,347
6,134	El Pollo Loco Holdings, Inc.(a)	93,666
1,283	Hilton Grand Vacations, Inc.(a)	54,412
430	Hilton Worldwide Holdings, Inc.	136,000
620	Hyatt Hotels Corporation, Class A	103,521
4,699	Life Time Group Holdings, Inc.(a)	197,453
2,395	Lindblad Expeditions Holdings, Inc.(a)	63,611
492	Live Nation Entertainment, Inc.(a)	88,506
1,333	Madison Square Garden Entertainment Corporation(a)	103,561
243	Madison Square Garden Sports Corporation(a)	93,489
3,747	Marcus Corporation (The)	106,527
413	Marriott International Inc, Class A	141,148
522	Marriott Vacations Worldwide Corporation	54,424
1,371	Monarch Casino & Resort, Inc.	165,138

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	LEISURE FACILITIES & SERVICES - 3.0% (Continued)
3,182	OneSpaWorld Holdings Ltd.	$ 79,009
1,281	Red Rock Resorts, Inc., Class A	71,941
1,410	Restaurant Brands International, Inc.	109,811
3,394	Rush Street Interactive, Inc.(a)	87,429
6,573	Super Group SGHC Ltd.	88,998
407	Texas Roadhouse, Inc.	79,609
529	TKO Group Holdings, Inc.	96,601
1,391	Travel + Leisure Company	95,645
1,282	Viking Holdings Ltd.(a)	110,431
596	Wynn Resorts Ltd.	54,403
823	Yum! Brands, Inc.	126,174
		3,308,559
	LEISURE PRODUCTS - 0.1%
1,831	Amer Sports, Inc.(a)	55,937
4,510	Smith & Wesson Brands, Inc.	57,367
		113,304
	MACHINERY - 2.2%
2,616	Alliance Laundry Holdings, Inc.(a)	59,933
1,482	Astec Industries, Inc.	63,059
1,030	Cactus, Inc., Class A	72,430
152	Caterpillar, Inc.	121,215
730	CECO Environmental Corporation(a)	51,976
387	Crane Company	79,362
170	Deere & Company	111,335
3,041	Douglas Dynamics, Inc.	124,894
5,140	Eastman Kodak Company(a)	46,157
1,009	Federal Signal Corporation	118,053
908	Franklin Electric Company, Inc.	90,882
4,457	Gates Industrial Corp Ltd.(a)	114,010
931	Gorman-Rupp Company (The)	70,197
525	Graham Corporation(a)	45,785
1,102	Helios Technologies, Inc.	80,468
347	Ichor Holdings Ltd.(a)	18,589
421	IDEX Corporation	96,257

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	MACHINERY - 2.2% (Continued)
2,943	Kennametal, Inc.	$ 86,348
420	Lincoln Electric Holdings, Inc.	118,117
3,434	Manitowoc Company, Inc. (The)(a)	66,688
441	Middleby Corporation (The)(a)	48,880
3,258	Mueller Water Products, Inc., Class A - Series A	78,648
498	Nordson Corporation	160,217
366	Regal Rexnord Corporation	57,993
375	Snap-on, Inc.	144,866
720	Stanley Black & Decker, Inc.	69,386
1,024	Terex Corporation	65,034
361	Watts Water Technologies, Inc., Class A	132,036
2,014	Zurn Elkay Water Solutions Corporation	96,269
		2,489,084
	MEDICAL EQUIPMENT & DEVICES - 1.7%
770	10X Genomics, Inc., Class A(a)	48,087
2,452	Adaptive Biotechnologies Corporation(a)	61,104
573	Agilent Technologies, Inc.	87,990
6,058	AngioDynamics, Inc.(a)	97,716
1,324	AtriCure, Inc.(a)	64,015
1,749	Axogen, Inc.(a)	88,779
1,872	BioLife Solutions, Inc.(a)	69,395
1,668	CareDx, Inc.(a)	83,583
488	Celcuity, Inc.(a)	43,461
564	Establishment Labs Holdings, Inc.(a)	39,102
352	Glaukos Corporation(a)	63,205
520	Guardant Health, Inc.(a)	82,690
730	Haemonetics Corporation(a)	75,241
410	ICU Medical, Inc.(a)	70,910
361	Illumina, Inc.(a)	77,120
990	iRadimed Corporation	85,516
1,387	Kestra Medical Technologies, Inc.(a)	35,715
1,212	LivaNova plc(a)	96,730
362	Natera, Inc.(a)	116,550
2,033	Pulse Biosciences, Inc.(a)	102,321

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.7% (Continued)
571	Revvity, Inc.	$ 73,471
933	Solventum Corporation(a)	84,959
725	Twist Bioscience Corporation(a)	100,775
1,247	Veracyte, Inc.(a)	53,858
186	Waters Corporation(a)	77,121
		1,879,414
	METALS & MINING - 0.7%
717	Anglogold Ashanti plc	80,533
916	Century Aluminum Company(a)	41,925
1,505	Coeur Mining, Inc.	31,274
1,778	Constellium S.E.(a)	46,993
492	Core Natural Resources, Inc.	50,332
1,508	Freeport-McMoRan, Inc.	114,215
2,149	Hallador Energy Company(a)	35,630
365	Kaiser Aluminum Corporation	57,955
563	Newmont Corporation	70,972
1,932	Perpetua Resources Corporation(a)	48,184
270	Southern Copper Corporation	56,438
1,430	SSR Mining, Inc.	53,782
886	Warrior Met Coal, Inc.	95,901
		784,134
	MORTGAGE FINANCE - 1.0%
12,466	AGNC Investment Corporation	133,760
7,176	Annaly Capital Management, Inc.	164,474
11,153	Apollo Commercial Real Estate Finance, Inc.	77,067
3,403	Chimera Investment Corporation	38,998
15,285	Dynex Capital, Inc.	197,024
9,815	Ellington Financial, Inc.	131,325
11,153	MFA Financial, Inc.	98,369
8,766	New York Mortgage Trust, Inc.	85,381
8,673	Starwood Property Trust, Inc.	136,166
		1,062,564
	MULTI ASSET CLASS REIT - 0.3%
4,644	American Assets Trust, Inc.	104,304

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	MULTI ASSET CLASS REIT - 0.3% (Continued)
5,842	Broadstone Net Lease, Inc.	$ 121,864
2,129	WP Carey, Inc.	148,945
		375,113
	OFFICE REIT - 0.3%
3,717	COPT Defense Properties	133,812
3,618	Cousins Properties, Inc.	104,886
3,171	Highwoods Properties, Inc.	97,033
		335,731
	OIL & GAS PRODUCERS - 2.9%
7,924	Antero Midstream Corporation	177,655
1,804	APA Corporation	77,843
1,598	California Resources Corporation	84,742
362	Cheniere Energy, Inc.	105,592
789	ConocoPhillips	104,535
1,189	CVR Energy, Inc.	49,772
1,449	Delek US Holdings, Inc.	107,719
3,983	Devon Energy Corporation	193,214
393	Diamondback Energy, Inc.	78,789
4,381	DIVERSIFIED ENERGY CO	65,233
803	DT Midstream, Inc.	105,209
696	EOG Resources, Inc.	100,892
1,306	EQT Corporation	70,759
2,393	Excelerate Energy, Inc., Class A	94,811
1,049	Expand Energy Corporation	102,970
1,638	Golar LNG Ltd.	84,341
982	HF Sinclair Corporation	99,781
5,394	Kinder Morgan, Inc.	173,903
350	Marathon Petroleum Corporation	130,662
127	Murphy USA, Inc.	65,455
1,398	Ovintiv, Inc.	91,779
1,177	Par Pacific Holdings, Inc.(a)	94,066
957	PBF Energy, Inc., Class A	69,851
4,814	Permian Resources Corporation, Class A	112,118
488	Phillips 66	120,331

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	OIL & GAS PRODUCERS - 2.9% (Continued)
2,122	Range Resources Corporation	$ 87,681
1,847	Riley Exploration Permian, Inc.	72,088
5,457	SandRidge Energy, Inc.	77,053
3,378	Talos Energy, Inc.(a)	58,304
447	Targa Resources Corporation	131,262
369	Valero Energy Corporation	132,441
1,469	Williams Companies, Inc. (The)	110,248
		3,231,099
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
2,969	Archrock, Inc.	93,583
1,518	Baker Hughes Company	96,469
2,237	Bristow Group, Inc.	101,537
860	Forum Energy Technologies, Inc.(a)	70,494
1,858	Halliburton Company	68,467
1,791	Helmerich & Payne, Inc.	78,052
2,829	Innovex International, Inc.(a)	86,765
1,906	Kodiak Gas Services, Inc.	112,016
1,378	National Energy Services Reunited Corporation(a)	48,382
1,333	Noble Corporation PLC	61,091
3,894	NOV, Inc.	82,903
2,222	Oceaneering International, Inc.(a)	115,011
3,834	Select Water Solutions, Inc., Class A	74,763
654	Solaris Energy Infrastructure, Inc., Class A	33,204
1,255	TechnipFMC plc	98,078
		1,220,815
	PUBLISHING & BROADCASTING - 0.3%
3,443	Entravision Communications Corporation, Class A	27,510
2,882	News Corporation, Class A	88,506
2,414	News Corporation, Class B	83,066
2,001	Scholastic Corporation	76,838
		275,920
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,447	St Joe Company (The)	95,647

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	REAL ESTATE SERVICES - 0.1%
282	Jones Lang LaSalle, Inc.(a)	$ 103,175

	RENEWABLE ENERGY - 0.1%
393	EnerSys	72,257

	RESIDENTIAL REIT - 0.2%
444	Essex Property Trust, Inc.	125,634
881	Sun Communities, Inc.	106,971
		232,605
	RETAIL - CONSUMER STAPLES - 0.5%
733	BJ's Wholesale Club Holdings, Inc.(a)	66,446
131	Casey's General Stores, Inc.	98,540
335	Five Below, Inc.(a)	82,691
922	Ingles Markets, Inc., Class A	75,420
1,202	Kroger Company (The)	69,163
774	PriceSmart, Inc.	131,588
502	Target Corporation	80,762
		604,610
	RETAIL - DISCRETIONARY - 1.2%
793	AutoNation, Inc.(a)	159,591
293	Burlington Stores, Inc.(a)	76,110
655	Carvana Company(a)	48,116
108	Dillard's, Inc., Class A	67,605
563	Ferguson Enterprises, Inc.	126,399
369	FirstCash Holdings, Inc.	79,139
189	Lithia Motors, Inc., Class A	69,423
3,002	Macy's, Inc.	65,924
497	Penske Automotive Group, Inc.	107,645
525	Ross Stores, Inc.	119,984
1,301	Rush Enterprises, Inc., Class B	101,140
1,097	Urban Outfitters, Inc.(a)	88,517
1,346	Victoria's Secret & Company(a)	114,962
2,179	Warby Parker, Inc.(a)	53,603

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	RETAIL - DISCRETIONARY - 1.2% (Continued)
371	Williams-Sonoma, Inc.	$ 84,681
		1,362,839
	RETAIL REIT - 2.9%
1,778	Agree Realty Corporation	128,461
347	Alexander's, Inc.	94,266
4,907	Brixmor Property Group, Inc.	141,763
2,338	CBL & Associates Properties, Inc.	127,865
6,611	CTO Realty Growth, Inc.	141,079
5,739	Curbline Properties Corporation	171,194
6,241	Essential Properties Realty Trust Incorporated	187,230
1,319	Federal Realty Investment Trust	153,044
4,461	Getty Realty Corporation	144,626
7,572	InvenTrust Properties Corporation	244,652
5,576	Kimco Realty Corporation	132,207
5,334	Kite Realty Group Trust	137,617
3,662	Macerich Company (The)	86,496
5,871	NETSTREIT Corporation	119,534
3,603	NNN REIT, Inc.	162,856
4,363	Phillips Edison & Company, Inc.	168,630
2,444	Realty Income Corporation	149,768
2,803	Regency Centers Corporation	209,581
3,230	Saul Centers, Inc.	105,330
614	Simon Property Group, Inc.	130,364
3,343	Tanger, Inc.	126,065
5,953	Urban Edge Properties	125,965
		3,188,593
	SEMICONDUCTORS - 1.5%
383	ACM Research, Inc., Class A(a)	27,890
493	Aehr Test Systems(a)	39,080
933	Allegro MicroSystems, Inc.(a)	33,821
1,048	Alpha & Omega Semiconductor Ltd.(a)	25,844
460	Amkor Technology, Inc.	21,758
389	Analog Devices, Inc.	140,872
154	Applied Materials, Inc.	70,592

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	SEMICONDUCTORS - 1.5% (Continued)
162	Astera Labs, Inc.(a)	$ 48,111
130	Coherent Corp.(a)	36,118
1,357	Cohu, Inc.(a)	62,558
613	Diodes, Inc.(a)	55,660
387	Entegris, Inc.	52,357
376	FormFactor, Inc.(a)	37,829
279	Intel Corporation(a)	24,973
470	KLA Corporation	82,462
363	Kulicke & Soffa Industries, Inc.	29,062
583	Lattice Semiconductor Corporation(a)	67,243
219	MaxLinear, Inc., Class A(a)	13,120
778	Microchip Technology, Inc.	57,144
39	Micron Technology, Inc.	37,390
170	MKS, Inc.	43,561
76	Monolithic Power Systems, Inc.	96,351
295	NVE Corporation	29,535
179	Onto Innovation, Inc.(a)	47,831
961	Ouster, Inc.(a)	33,097
418	Penguin Solutions, Inc.(a)	20,515
322	Qualcomm, Inc.	54,895
517	Rambus, Inc.(a)	44,819
37	Sandisk Corporation(a)	57,968
218	Semtech Corporation(a)	28,985
490	Synaptics, Inc.(a)	47,393
138	Teradyne, Inc.	48,277
428	Texas Instruments, Inc.	111,669
277	Ultra Clean Holdings, Inc.(a)	18,789
1,141	Veeco Instruments, Inc.(a)	50,546
648	Vishay Intertechnology, Inc.	19,719
		1,717,834
	SOFTWARE - 2.1%
1,306	ACI Worldwide, Inc.(a)	69,584
2,924	Adeia, Inc.	73,773
378	Akamai Technologies, Inc.(a)	41,058

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	SOFTWARE - 2.1% (Continued)
2,317	Arteris, Inc.(a)	$ 50,696
1,718	Backblaze, Inc., Class A(a)	24,275
710	Bandwidth, Inc., Class A(a)	34,385
211	Cadence Design Systems, Inc.(a)	71,483
879	Clear Secure, Inc., Class A	38,808
261	Cloudflare, Inc., Class A(a)	79,634
1,367	Consensus Cloud Solutions, Inc.(a)	52,288
496	Crowdstrike Holdings, Inc., Class A(a)	114,576
288	Datadog, Inc., Class A(a)	68,268
1,700	Digi International, Inc.(a)	127,399
3,421	Digital Turbine, Inc.(a)	36,810
494	DigitalOcean Holdings, Inc.(a)	54,681
2,371	Dropbox, Inc., Class A(a)	83,435
657	Fortinet, Inc.(a)	112,301
1,063	GigaCloud Technology, Inc., Class A(a)	51,587
1,098	HeartFlow, Inc.(a)	55,328
539	Hinge Health, Inc.(a)	49,890
387	JFrog Ltd.(a)	38,727
4,308	Mitek Systems, Inc.(a)	79,526
1,524	Navan, Inc.(a)	44,287
225	Nutex Health, Inc.(a)	42,471
490	Okta, Inc.(a)	84,790
2,689	Oscar Health, Inc., Class A(a)	80,562
329	Palo Alto Networks, Inc.(a)	125,721
1,549	Paymentus Holdings, Inc., Class A(a)	55,144
1,109	PDF Solutions, Inc.(a)	49,328
1,109	Red Violet, Inc.(a)	81,134
1,095	RingCentral, Inc., Class A	76,234
494	Rubrik, Inc., Class A(a)	45,962
229	Snowflake, Inc., Class A(a)	75,897
386	Twilio, Inc., Class A(a)	90,953
1,131	Zoom Video Communications, Inc.(a)	109,345
		2,370,340

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	SPECIALTY FINANCE - 1.9%
2,255	Ally Financial, Inc.	$ 95,184
399	American Express Company	131,738
1,315	Bread Financial Holdings, Inc.	137,378
129	Credit Acceptance Corporation(a)	77,366
176	Dave, Inc.(a)	63,276
2,726	Enact Holdings, Inc.	131,393
1,528	Encore Capital Group, Inc.(a)	148,231
463	Enova International, Inc.(a)	104,971
1,716	Essent Group Ltd.	115,933
446	Federal Agricultural Mortgage Corporation, Class C	98,075
1,277	First American Financial Corporation	94,396
677	GATX Corporation	118,428
358	Investors Title Company	105,395
4,389	MGIC Investment Corporation	134,523
1,292	Nelnet, Inc., Class A	161,850
4,711	Paysign, Inc.(a)	58,699
5,168	Radian Group, Inc.	185,325
1,971	Regional Management Corporation	63,249
1,382	SoFi Technologies, Inc.(a)	24,710
756	Willis Lease Finance Corporation	40,922
335	World Acceptance Corporation(a)	61,576
		2,152,618
	SPECIALTY REIT - 0.6%
2,245	EPR Properties	131,804
771	Iron Mountain, Inc.	88,935
1,069	Lamar Advertising Company, Class A	159,292
3,588	Outfront Media, Inc.	105,415
7,731	Postal Realty Trust, Inc., Class A	181,292
		666,738
	STEEL - 0.4%
232	Carpenter Technology Corporation	110,529
473	Nucor Corporation	118,080
277	Reliance, Inc.	106,382

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	STEEL - 0.4% (Continued)
594	Steel Dynamics, Inc.	$ 138,176
		473,167
	TECHNOLOGY HARDWARE - 2.8%
3,402	A10 Networks, Inc.	86,377
1,026	Anterix, Inc.(a)	93,253
146	Applied Optoelectronics, Inc.(a)	15,723
427	Arista Networks, Inc.(a)	83,560
625	Arrow Electronics, Inc.(a)	127,769
1,320	Avnet, Inc.	118,219
1,585	Benchmark Electronics, Inc.	111,394
2,154	Brookfield Business Corporation	58,998
89	Ciena Corporation(a)	34,069
986	Clearfield, Inc.(a)	28,604
423	Corning, Inc.	62,913
217	Credo Technology Group Holding Ltd.(a)	49,083
1,251	CTS Corporation	70,644
315	Dell Technologies, Inc., Class C	143,643
1,339	Diebold Nixdorf, Inc.(a)	90,838
482	Everpure, Inc., Class A(a)	44,802
1,821	Extreme Networks, Inc.(a)	40,954
241	F5, Inc.(a)	98,118
71	Fabrinet(a)	29,318
242	Flex Ltd.(a)	26,439
308	Garmin Ltd.	87,506
1,314	Hewlett Packard Enterprise Company	68,643
2,422	IMAX Corporation(a)	124,006
2,890	Ingram Micro Holding Corporation	81,411
215	Jabil, Inc.	65,631
4,234	Knowles Corporation(a)	144,718
34	Lumentum Holdings, Inc.(a)	31,102
1,860	NCR Atleos Corporation(a)	85,411
645	NetApp, Inc.	119,512
2,429	NetScout Systems, Inc.(a)	94,318
1,992	NextNav, Inc.(a)	31,613

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	TECHNOLOGY HARDWARE - 2.8% (Continued)
5,840	Pitney Bowes, Inc.	$ 100,039
423	Plexus Corporation(a)	101,296
264	Sanmina Corporation(a)	51,934
406	TD SYNNEX Corporation	102,657
158	Teledyne Technologies, Inc.(a)	96,846
261	TTM Technologies, Inc.(a)	31,038
950	ViaSat, Inc.(a)	63,907
900	Viavi Solutions, Inc.(a)	32,661
192	Vicor Corporation(a)	36,035
458	Vishay Precision Group, Inc.(a)	28,309
5,062	Vistance Networks, Inc.	31,941
165	Western Digital Corporation	74,341
		3,099,593
	TECHNOLOGY SERVICES - 0.7%
103	CACI International, Inc., Class A(a)	64,170
2,005	Cass Information Systems, Inc.	112,500
1,285	Cipher Digital, Inc.(a)	19,918
1,827	Cleanspark, Inc.(a)	21,230
2,386	Core Scientific, Inc.(a)	38,892
207	Corpay, Inc.(a)	83,690
710	Hut 8 Corporation(a)	55,834
1,592	John Wiley & Sons, Inc., Class A	83,405
161	MSCI, Inc.	91,873
1,947	Riot Blockchain, Inc.(a)	36,983
263	Sezzle, Inc.(a)	31,705
2,471	Terawulf, Inc.(a)	37,386
1,068	V2X, Inc.(a)	82,407
		759,993
	TELECOMMUNICATIONS - 0.5%
1,183	Applied Digital Corporation(a)	30,060
274	AST SpaceMobile, Inc.(a)	16,193
757	Globalstar, Inc.(a)	61,733
4,074	Lumen Technologies, Inc.(a)	25,463
896	Millicom International Cellular S.A.	84,009

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	TELECOMMUNICATIONS - 0.5% (Continued)
4,565	Ooma, Inc.(a)	$ 103,352
5,220	Uniti Group, Inc.(a)	51,782
2,929	Verizon Communications, Inc.	146,509
		519,101
	TOBACCO & CANNABIS - 0.2%
1,961	Altria Group, Inc.	134,290
478	Philip Morris International, Inc.	89,529
		223,819
	TRANSPORTATION & LOGISTICS - 2.7%
465	ArcBest Corporation	64,156
4,381	Costamare Bulkers Holdings Ltd.(a)	89,679
4,270	CSX Corporation	215,679
1,171	Delta Air Lines, Inc.	91,338
7,618	DHT Holdings, Inc.	149,313
1,873	Dorian, L.P.G Ltd.	93,725
956	Expeditors International of Washington, Inc.	181,306
362	FedEx Corporation	118,519
3,392	FLEX LNG Ltd.	107,391
4,825	Genco Shipping & Trading Ltd.	126,560
4,133	Himalaya Shipping Ltd.	69,186
748	International Seaways, Inc.	73,783
468	JB Hunt Transport Services, Inc.	124,240
871	Kirby Corporation(a)	123,560
1,424	Knight-Swift Transportation Holdings, Inc.	97,558
428	Landstar System, Inc.	77,310
598	Matson, Inc.	134,436
484	Norfolk Southern Corporation	165,910
314	Old Dominion Freight Line, Inc.	62,787
537	Ryder System, Inc.	131,275
2,373	Schneider National, Inc., Class B	81,892
794	Scorpio Tankers, Inc.	62,615
1,122	Teekay Tankers Ltd., Class A	100,576
502	Union Pacific Corporation	150,936
523	United Airlines Holdings, Inc.(a)	56,479

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.5% (Continued)
	TRANSPORTATION & LOGISTICS - 2.7% (Continued)
1,558	Werner Enterprises, Inc.	$ 61,042
2,922	World Kinect Corporation	104,462
387	XPO, Inc.(a)	75,074
		2,990,787
	TRANSPORTATION EQUIPMENT - 0.6%
868	Allison Transmission Holdings, Inc.	109,116
1,419	Blue Bird Corporation(a)	82,515
218	Cummins, Inc.	123,039
984	PACCAR, Inc.	122,144
2,133	Trinity Industries, Inc.	61,473
587	Westinghouse Air Brake Technologies Corporation	167,841
		666,128
	WHOLESALE - CONSUMER STAPLES - 0.6%
1,374	Andersons, Inc. (The)	89,131
981	Archer-Daniels-Midland Company	79,745
894	Bunge Global S.A.	103,892
1,220	Chefs' Warehouse, Inc. (The)(a)	137,213
860	Performance Food Group Company(a)	85,286
1,357	United Natural Foods, Inc.(a)	59,518
951	US Foods Holding Corporation(a)	99,703
		654,488
	WHOLESALE - DISCRETIONARY - 0.3%
1,990	G-III Apparel Group Ltd.	64,854
3,489	OPENLANE, Inc.(a)	124,208
1,119	PC Connection, Inc.	89,375
1,473	ScanSource, Inc.(a)	84,094
		362,531

	TOTAL COMMON STOCKS (Cost $81,490,309)	98,535,678

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)			Yield Rate (%)	Maturity	Fair Value
		U.S. GOVERNMENT & AGENCIES — 8.9%
		U.S. TREASURY BILL — 8.9%
10,000,000	United States Treasury Bill(c) (Cost $9,962,486)		3.6800	10/08/26	$ 9,961,869

Shares		Expiration Date	Exercise Price		Fair Value
		RIGHT — 0.0%(b)
		BIOTECH & PHARMA - 0.0% (b)
2,093	Novartis A.G.- CVR (a)(b)(d) (Cost $0)	12/31/2029	$4		–

		TOTAL INVESTMENTS - 97.4% (Cost $91,452,795)			$ 108,497,547
		OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%			2,867,988
	NET ASSETS - 100.0%				$ 111,365,535

A.G.	- Aktiengesellschaft
ADR	- American Depositary Receipt
CVR	- Contingent Value Right
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Zero coupon bond.
(d)	The fair value of this investment is determined using significant unobservable inputs.